Income Taxes - Summary of the significant components of the company's net deferred tax assets (Detail) - USD ($) $ in Thousands	Sep. 25, 2021	Sep. 26, 2020
Deferred tax assets:
Non-capital loss carry-forward	$ 11,265	$ 11,794
R&D credits and deductible expenditures	1,993	1,696
Fixed assets	37	0
Other	1	1
Gross deferred tax assets	13,296	13,491
Deferred tax liabilities:
R&D credits and deductible expenditures	(688)	(600)
Fixed assets	0	(17)
Gross deferred tax liabilities	(688)	(617)
Total deferred tax assets and liabilities	12,608	12,874
Valuation allowance	(12,608)	(12,874)
Net deferred tax assets	$ 0	$ 0